Statements of Assets and Liabilities (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Government securities, amortized cost	$ 17,650,000	$ 38,347,223
Due from brokers, Reserve		866,676
SERIES A
U.S. Government securities, amortized cost	8,300,000	16,066,728
Due from brokers, Reserve		337,063
SERIES B
U.S. Government securities, amortized cost	9,350,000	22,280,495
Due from brokers, Reserve		$ 529,613